Other Operating Income and Expenses - Schedule of Bank and its Subsidiaries Present Other Operating Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank and its Subsidiaries Present Other Operating Expenses [Abstract]
Write-offs for operating risks	$ 27,568	$ 29,407	$ 30,473
Expense in insurance premiums to cover operational risk events	6,634	6,275	5,779
Expenses for financial lease loan operations	4,240	6,976	4,071
Card administration	3,963	2,209	606
Legal expenses and lawsuits	1,884	2,847	3,063
Write-offs for commercial decisions	766	407	290
Provision for pending operations	514	(124)	(117)
Provisions for lawsuits and litigation	445	419	(617)
Expenses for write-off of leased assets recoveries	398	195	493
Life insurance	320	343	275
Appraisal expense	307	256	250
Renegotiated loan insurance premium	192	235	290
(Release) expense on provisions for operational risk	(355)	558	(706)
Expense recovery from operational risk events	(13,554)	(14,314)	(9,216)
Other expenses	636	350	1,156
Total	$ 33,958	$ 36,039	$ 36,090